JPMorgan U.S. Research Enhanced Equity Fund
Schedule of Portfolio Investments as of September 30, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.0%
Aerospace & Defense — 1.3%
Howmet Aerospace, Inc.	374	17,296
RTX Corp.	608	43,754
Textron, Inc.	377	29,423
		90,473
Air Freight & Logistics — 1.2%
FedEx Corp.	86	22,806
United Parcel Service, Inc., Class B	372	57,949
		80,755
Automobile Components — 0.2%
Aptiv plc *	153	15,085
Automobiles — 1.7%
Tesla, Inc. *	481	120,240
Banks — 3.4%
Bank of America Corp.	2,722	74,531
Citigroup, Inc.	636	26,161
Fifth Third Bancorp	649	16,429
Truist Financial Corp.	1,069	30,593
US Bancorp	1,008	33,325
Wells Fargo & Co.	1,415	57,821
		238,860
Beverages — 2.2%
Coca-Cola Co. (The)	1,524	85,284
Constellation Brands, Inc., Class A	54	13,473
Monster Beverage Corp. *	223	11,809
PepsiCo, Inc.	266	45,142
		155,708
Biotechnology — 3.1%
AbbVie, Inc.	599	89,366
Biogen, Inc. *	82	21,222
BioMarin Pharmaceutical, Inc. *	74	6,551
Neurocrine Biosciences, Inc. *	41	4,596
Regeneron Pharmaceuticals, Inc. *	53	43,331
Sarepta Therapeutics, Inc. *	60	7,226
Vertex Pharmaceuticals, Inc. *	122	42,398
		214,690
Broadline Retail — 3.7%
Amazon.com, Inc. *	2,005	254,900
Building Products — 1.0%
Masco Corp.	296	15,819
Trane Technologies plc	254	51,609
		67,428
Capital Markets — 2.5%
Blackstone, Inc.	56	6,033

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Capital Markets — continued
Charles Schwab Corp. (The)	285	15,664
CME Group, Inc.	234	46,857
Intercontinental Exchange, Inc.	248	27,226
Morgan Stanley	395	32,220
Raymond James Financial, Inc.	157	15,759
S&P Global, Inc.	72	26,263
State Street Corp.	85	5,709
		175,731
Chemicals — 2.1%
Air Products and Chemicals, Inc.	75	21,311
Dow, Inc.	542	27,954
Eastman Chemical Co.	220	16,899
Linde plc	130	48,299
LyondellBasell Industries NV, Class A	153	14,427
PPG Industries, Inc.	104	13,528
		142,418
Commercial Services & Supplies — 0.2%
Cintas Corp.	24	11,427
Communications Equipment — 0.2%
Motorola Solutions, Inc.	45	12,116
Consumer Finance — 0.2%
American Express Co.	71	10,554
Consumer Staples Distribution & Retail — 1.6%
Costco Wholesale Corp.	117	66,018
Walmart, Inc.	290	46,341
		112,359
Distributors — 0.1%
LKQ Corp.	117	5,811
Electric Utilities — 1.3%
Constellation Energy Corp.	93	10,126
NextEra Energy, Inc.	820	47,016
PG&E Corp. *	1,905	30,725
		87,867
Electrical Equipment — 0.7%
Eaton Corp. plc	213	45,482
Electronic Equipment, Instruments & Components — 0.2%
Corning, Inc.	242	7,351
Keysight Technologies, Inc. *	63	8,362
		15,713
Energy Equipment & Services — 0.1%
Baker Hughes Co.	277	9,766

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Entertainment — 0.5%
Netflix, Inc. *	84	31,648
Warner Bros Discovery, Inc. *	330	3,589
		35,237
Financial Services — 4.6%
Berkshire Hathaway, Inc., Class B *	293	102,738
FleetCor Technologies, Inc. *	105	26,903
Mastercard, Inc., Class A	283	111,824
Visa, Inc., Class A	349	80,329
		321,794
Food Products — 0.7%
Mondelez International, Inc., Class A	688	47,772
Ground Transportation — 0.9%
CSX Corp.	454	13,963
Norfolk Southern Corp.	85	16,737
Uber Technologies, Inc. *	308	14,171
Union Pacific Corp.	92	18,606
		63,477
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	416	40,275
Baxter International, Inc.	383	14,437
Becton Dickinson & Co.	54	13,970
Boston Scientific Corp. *	600	31,685
Dexcom, Inc. *	74	6,884
Intuitive Surgical, Inc. *	90	26,258
Medtronic plc	271	21,243
ResMed, Inc.	26	3,890
Stryker Corp.	66	18,171
		176,813
Health Care Providers & Services — 3.0%
Centene Corp. *	297	20,469
CVS Health Corp.	142	9,948
Elevance Health, Inc.	72	31,200
Humana, Inc.	39	18,982
McKesson Corp.	32	13,763
UnitedHealth Group, Inc.	232	116,970
		211,332
Health Care REITs — 0.3%
Ventas, Inc.	565	23,790
Hotels, Restaurants & Leisure — 2.4%
Booking Holdings, Inc. *	16	50,099
Chipotle Mexican Grill, Inc. *	20	36,085
Domino's Pizza, Inc.	15	5,766
Expedia Group, Inc. *	223	23,029
Marriott International, Inc., Class A	125	24,501

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Royal Caribbean Cruises Ltd. *	40	3,683
Yum! Brands, Inc.	201	25,113
		168,276
Household Durables — 0.3%
Lennar Corp., Class A	59	6,650
Toll Brothers, Inc.	116	8,539
Whirlpool Corp.	28	3,786
		18,975
Household Products — 0.9%
Church & Dwight Co., Inc.	197	18,051
Colgate-Palmolive Co.	57	4,034
Procter & Gamble Co. (The)	295	42,992
		65,077
Industrial Conglomerates — 1.0%
Honeywell International, Inc.	394	72,696
Industrial REITs — 0.7%
Prologis, Inc.	407	45,706
Insurance — 2.1%
Aflac, Inc.	232	17,810
Chubb Ltd.	97	20,106
Globe Life, Inc.	186	20,233
Progressive Corp. (The)	341	47,565
Travelers Cos., Inc. (The)	234	38,181
		143,895
Interactive Media & Services — 6.1%
Alphabet, Inc., Class A *	1,136	148,622
Alphabet, Inc., Class C *	944	124,480
Meta Platforms, Inc., Class A *	508	152,658
		425,760
IT Services — 1.1%
Accenture plc, Class A	161	49,379
Cognizant Technology Solutions Corp., Class A	431	29,229
		78,608
Life Sciences Tools & Services — 1.3%
Danaher Corp.	190	46,990
Thermo Fisher Scientific, Inc.	86	43,585
		90,575
Machinery — 2.0%
Deere & Co.	164	61,896
Dover Corp.	115	16,043
Otis Worldwide Corp.	416	33,375
Parker-Hannifin Corp.	62	24,101
		135,415

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Media — 1.4%
Charter Communications, Inc., Class A *	76	33,564
Comcast Corp., Class A	1,362	60,391
		93,955
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	265	9,899
Nucor Corp.	70	10,912
		20,811
Multi-Utilities — 1.1%
Ameren Corp.	61	4,587
CenterPoint Energy, Inc.	566	15,200
CMS Energy Corp.	136	7,216
Dominion Energy, Inc.	236	10,558
Public Service Enterprise Group, Inc.	674	38,325
		75,886
Oil, Gas & Consumable Fuels — 4.6%
Chevron Corp.	214	36,066
ConocoPhillips	602	72,088
Diamondback Energy, Inc.	273	42,311
EOG Resources, Inc.	399	50,615
Exxon Mobil Corp.	852	100,242
Marathon Oil Corp.	558	14,918
		316,240
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	382	14,134
Personal Care Products — 0.3%
Kenvue, Inc.	959	19,260
Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	984	57,109
Eli Lilly & Co.	142	76,467
Johnson & Johnson	410	63,864
Merck & Co., Inc.	326	33,554
		230,994
Professional Services — 0.2%
Leidos Holdings, Inc.	164	15,142
Residential REITs — 0.6%
Equity LifeStyle Properties, Inc.	191	12,191
Sun Communities, Inc.	122	14,426
UDR, Inc.	377	13,446
		40,063
Semiconductors & Semiconductor Equipment — 7.9%
Advanced Micro Devices, Inc. *	527	54,201
Analog Devices, Inc.	321	56,257
Lam Research Corp.	94	58,776

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
NVIDIA Corp.	511	222,171
NXP Semiconductors NV (China)	303	60,549
Qorvo, Inc. *	131	12,574
Teradyne, Inc.	167	16,755
Texas Instruments, Inc.	427	67,887
		549,170
Software — 10.2%
Adobe, Inc. *	153	77,813
Cadence Design Systems, Inc. *	58	13,695
DocuSign, Inc. *	52	2,170
Intuit, Inc.	93	47,384
Microsoft Corp.	1,536	485,172
Oracle Corp.	303	32,076
Salesforce, Inc. *	120	24,271
ServiceNow, Inc. *	43	24,234
		706,815
Specialized REITs — 0.6%
Digital Realty Trust, Inc.	166	20,085
SBA Communications Corp.	106	21,284
		41,369
Specialty Retail — 2.6%
AutoNation, Inc. *	82	12,371
AutoZone, Inc. *	15	38,908
Best Buy Co., Inc.	277	19,240
Burlington Stores, Inc. *	66	8,878
Lowe's Cos., Inc.	332	69,059
O'Reilly Automotive, Inc. *	10	9,545
TJX Cos., Inc. (The)	286	25,409
		183,410
Technology Hardware, Storage & Peripherals — 7.3%
Apple, Inc.	2,842	486,584
Seagate Technology Holdings plc	359	23,666
		510,250
Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc., Class B	303	28,967
Tobacco — 0.4%
Altria Group, Inc.	203	8,515
Philip Morris International, Inc.	210	19,463
		27,978
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. *	98	13,781
Total Common Stocks (Cost $4,476,735)		6,880,806

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.0%
Investment Companies — 1.0%
JPMorgan Prime Money Market Fund Class IM Shares, 5.48% (a) (b) (Cost $71,072)	71,056	71,078
Total Investments — 100.0% (Cost $4,547,807)		6,951,884
Other Assets Less Liabilities — 0.0% ^		3,014
NET ASSETS — 100.0%		6,954,898

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2023.
Futures contracts outstanding as of September 30, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	303	12/15/2023	USD	65,550	(2,632)

Abbreviations
USD	United States Dollar

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,951,884	$—	$—	$6,951,884
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(2,632)	$—	$—	$(2,632)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2023
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2023	Shares at September 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.48% (a) (b)	$82,058	$322,105	$333,096	$7	$4	$71,078	71,056	$829	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (a) (b)	—	5,799	5,799	—	—	—	—	1	—
Total	$82,058	$327,904	$338,895	$7	$4	$71,078		$830	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2023.